Convertible Notes (Details) - Schedule of net carrying amount of the equity component - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Notes – equity portion		$ 684,102
Amount allocated to conversion option [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Notes – equity portion		956,875
Issuance cost [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Notes – equity portion		$ (272,773)